Coventry Building Society ABS-15G

Exhibit 99.1

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Economic Master Issuer Plc

Level 37

25 Canada Square

London

E14 5LQ

(the “Issuer”)

The Board of Directors of

Coventry Building Society

Oakfield House

Binley Business Park

Coventry

CV3 2TQ

(the “Seller”)

HSBC Bank plc

8 Canada Square

London

E14 5HQ

(“HSBC”)

Lloyds Bank Corporate Markets plc

10 Gresham Street

London

EC2V 7AE

(“Lloyds” and together with HSBC, the “Joint Arrangers” and the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

15 July 2020

Dear Sirs/Madams,

PROPOSED ISSUE BY ECONOMIC MASTER ISSUER PLC OF SERIES 2020-1 RESIDENTIAL MORTGAGE BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgage loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers, the Joint Lead Manager and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers, and the sufficiency of the procedures is solely the responsibility of the Issuer and the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

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1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘Loan ID.xls’ (the “First Pool Run”) containing the account numbers of 10,092 residential mortgages in the Loan Pool. A random sample of 453 account numbers was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided the data file ‘Annual Pool Audit Sample - Deloitte.xlsx’ (the “Sample Pool”) containing information for each loan in the Sample as at 31 December 2019 (the “Cut-off Date”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period 20 to 23 January 2020.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.21 under the Agreed upon Procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, Certificate of Title (“CoT”), land registry documentation, income confirmation, Block Funds Release form (“BFR”), product switch sheet, offer, valuation report, credit assessment and the Summit and Sales systems (together, the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown in the Sample Pool agreed to the System as at the Cut-off Date. We found that the account number agreed to the System, with no exception.

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As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2	First Legal Charge

For each loan in the Sample Pool, we confirmed whether Coventry Building Society or Godiva Mortgages Limited held the first legal charge on the land registry print. We confirmed that Coventry Building Society or Godiva Mortgages Limited held the first legal charge on the land registry print, except for 1 case.

DT Reference	Description of exception
DT169	Charge not registered to Coventry Building Society or Godiva Mortgages

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.3	Borrower(s) Name

2.3.1	For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown in the Sample Pool substantially agreed to the application form. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name agreed to the application form, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.2	For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown on the Sample Pool substantially agreed to the offer. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name agreed to the offer, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.3	For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown on the Sample Pool substantially agreed to the valuation report. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name agreed to the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.4	For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown on the Sample Pool substantially agreed to the CoT or BFR. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name agreed to the CoT or BFR, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4	Property Address

We were instructed by the Seller that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. Additionally, we were instructed by the Seller to assume that differences between the property address on the Sample Pool and the loan documentation should not be considered to be errors if the property address was not substantially different as the Seller expects the property address to sometimes change as a mortgage progresses from application to completion. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, but the other segments of the property address substantially agreed then we did not treat this as an error. For the avoidance of doubt if the property address and the address shown on the Sample Pool were not substantially different, we did not treat this as an error.

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2.4.1	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to the offer. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the offer, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4.2	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to the valuation report. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4.3	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to the CoT or BFR. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the CoT or BFR, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.5	Income Confirmation

For each loan in the Sample Pool, we confirmed whether there was evidence on the loan file that income confirmation had been obtained. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. We found that there was evidence of income confirmation as specified above, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.6	Valuation Date

2.6.1	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to within +/-30 days of the date shown on the valuation report. We found that the valuation date agreed to within +/-30 days of the date shown on the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.6.2	For each loan in the Sample Pool, where no further valuations had been carried out, we confirmed whether the valuation date shown on the Sample Pool was within 12 months of the date of advance. We found that the valuation date was within 12 months of the date of advance, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.7	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to that shown the valuation report. We found that the valuation amount shown on the Sample Pool agreed to that shown on the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.8	Employment Type

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For each loan in the Sample Pool, we confirmed whether the borrower(s) employment type shown in the Sample Pool agreed to that shown on the application form. We found that the borrower(s) employment type agreed to that shown on the application form, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.9	Amount(s) Advanced (original loan amounts)

For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to that shown on the offer. We found that the amount advanced agreed to that shown on the offer, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.10	Date Advanced (completion/origination date)

For each loan in the Sample Pool, we confirmed whether the date of advance shown on the Sample Pool agreed to within ± 3 days of that shown on the CoT or BFR. We found that the date of advance agreed to within ± 3 days of that shown on the CoT or BFR, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.11	Loan Maturity Date

For each loan in the Sample Pool, we confirmed whether the loan maturity date shown on the Sample Pool agreed to that shown on the offer. We found that the loan maturity date agreed to the offer, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.12	Current Balance

For each loan in the Sample Pool, we confirmed whether the current balance amount shown on the Sample Pool agreed to within +/- £500 of that shown on the System as at the Cut-off Date. We found that the current balance amount agreed to within +/- £500 of that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type shown on the Sample Pool agreed to that shown on the offer. We found the repayment type agreed to the offer, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.14	Interest Rate

2.14.1	For each loan in the Sample Pool, we confirmed whether the current interest rate shown on the Sample Pool agreed to that shown on the offer or product switch sheet. We found the current interest rate agreed to the offer or product switch sheet, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.14.2	For each loan in the Sample Pool, we confirmed whether the current interest rate reset date shown on the Sample Pool agreed to that shown on the offer or product switch sheet. We found the current interest rate reset date agreed to the offer or product switch sheet, with no exception.

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As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.14.3	For each loan in the Sample Pool, we confirmed whether the product type shown on the Sample Pool agreed to that shown on the offer or product switch sheet. We found the product type agreed to the offer or product switch sheet, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.15	Credit Assessment

For each loan in the Sample Pool, we confirmed whether a credit assessment of the borrower(s) had been performed. We found that a credit assessment of the borrowers(s) had been performed, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.16	Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance amount shown on the Sample Pool agreed to the arrears balance amount shown on the System as at the Cut-off Date. We found that the arrears balance amount agreed to the arrears balance amount shown on the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.17	COT signature

For each loan in the Sample Pool, we confirmed whether the CoT had been signed in the space designated for the conveyancer, where the CoT was not available as a result of internal conveyancing, the BFR was seen. We found that the CoT had been signed in the space designated for the conveyancer, or the BFR seen, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.18	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed to that shown on the System. We found that the loan purpose agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.19	Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure shown on the Sample Pool agreed to that shown on the System. We found that the property tenure agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.20	Property Type

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For each loan in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed to that shown on the System, in accordance with the Seller’s data mapping. We found that the property type agreed to the System, in accordance with the Seller’s data mapping, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.21	Adverse Credit Assessment

For each loan in the Sample Pool we confirmed whether there were any CCJs shown on the credit assessment that had been carried out, either satisfied or unsatisfied. We found that there were no satisfied or unsatisfied CCJs shown on the credit assessment, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.	Eligibility Criteria

The management of the Seller provided the data file ‘Humphrey Eligibility.xlsx’ (the “Eligibility Data File”) containing data in respect of the Loan Pool as at 31 March 2020. For the avoidance of doubt, we have not independently verified the data in the Eligibility Data File. We used the Eligibility Data File to confirm whether certain eligibility criteria (as listed below which the Seller have identified as required to be met for the purpose of the securitisation) had been met.

These procedures performed were as follows:

•	Each loan is flagged as having a first ranking charge;
•	All of the loans relate to residential properties located in either England, Scotland or Wales;
•	At least one monthly payment due in respect of each loan has been paid by the relevant borrower as at the Cut-Off Date;
•	All of the borrowers are individuals and were aged 18 years or older at the origination date;
•	Each loan has a remaining term of less than 35 years as at 31 March 2020;
•	No loan is flagged as a self-certified, right-to-buy, an equity release or a buy-to-let loan;
•	No loan is in arrears as at 31 March 2020;
•	No loan had a current indexed LTV greater than 90% as at 31 March 2020;
•	No loan had an LTV greater than 95% at origination;
•	No Mortgage Loan had an origination date prior to 26 April 2014.

We confirmed that each loan in the Eligibility Data File agreed to the above criteria, with no exception.

4.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

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5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 13 July 2020, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Joint Arrangers, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Arrangers, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Simon Stephens on 0207 303 2930.

Yours truly,

Deloitte LLP

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